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March 15, 2013

CONFIDENTIAL SUBMISSION

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington D.C. 20549

Re:    Confidential Submission of Draft Form S-1 by PTC Therapeutics, Inc.

Ladies and Gentlemen:

On behalf of PTC Therapeutics, Inc. (the "Company"), we confidentially submit a draft Registration Statement on Form S-1 (the "Registration Statement") of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act of 2012 for non-public review by the Staff of the U.S. Securities and Exchange Commission (the "Staff") prior to the public filing of the Registration Statement.

Should members of the Staff have any questions or comments concerning this submission, please contact me at (212) 937-7334.

Sincerely,

/s/ Clark W. Petschek

Clark W. Petschek

Wilmer Cutler Pickering Hale and Dorr LLP, 7 World Trade Center, 250 Greenwich Street, New York, New York 10007
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